FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Asset	R$ 373,606	R$ 986,862
Liability	657,514
Derivative financial instruments for debt protection
Disclosure of detailed information about financial instruments
Liability	657,514
Derivative financial instruments - electrical power supply
Disclosure of detailed information about financial instruments
Asset	R$ 373,606	R$ 986,862